Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are recorded at cost less accumulated depreciation	12 Months Ended
Sep. 30, 2022
Transport Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are recorded at cost less accumulated depreciation [Line Items]
Useful life	5 years
Office Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are recorded at cost less accumulated depreciation [Line Items]
Useful life	3 years
Office Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are recorded at cost less accumulated depreciation [Line Items]
Useful life	5 years
Leasehold Improvement [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are recorded at cost less accumulated depreciation [Line Items]
Useful life	3 years
Leasehold Improvement [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are recorded at cost less accumulated depreciation [Line Items]
Useful life	5 years